Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2011	$ 331,842	$ 71		$ 114,918	$ 216,853
Net income	96,120				96,120
Issuance of common stock	35,237	6		35,231
Share based compensation	120			120
Common share dividends	(37,463)				(37,463)
Balance at Dec. 31, 2012	425,856	77		150,269	275,510
Net income	83,257				83,257
Issuance of common stock	47,980	6		47,974
Issuance of preferred stock	38,865		16	38,849
Share based compensation	120			120
Preferred share dividends	(1,235)				(1,235)
Common share dividends	(16,507)				(16,507)
Balance at Dec. 31, 2013	578,336	83	16	237,212	341,025
Net income	14,634				14,634
Issuance of preferred stock	132,924		55	132,869
Share based compensation	120			120
Preferred share dividends	(7,557)				(7,557)
Common share dividends	(18,358)				(18,358)
Balance at Dec. 31, 2014	$ 700,099	$ 83	$ 71	$ 370,201	$ 329,744